INTANGIBLE ASSETS AND GOODWILL, NET (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [text block]
The movement of intangible assets with limited useful life for the years ended December 31, 2018, 2017 and 2016 was as follows:

Description	Client relationships (i)	Rights of use	Brand name (ii)	Fund manager contract (iii)	Core deposits intangible	Software and developments	Intangible in progress	Other	2018	2017	2016
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cost -
Balances at January 1	407,205	55,900	262,099	101,485	21,100	1,909,252	306,211	27,113	3,090,365	2,789,435	2,512,114
Additions	–	–	–	–	–	96,368	323,421	–	419,789	271,722	277,346
Transfers	–	–	–	–	–	202,876	(202,604)	(272)	–	–	–
Disposals and others	(3,598)	(55,900)	(3,171)	(5,958)	–	(35,194)	–	–	(103,821)	29,208	(25)
Balances at December 31	403,607	–	258,928	95,527	21,100	2,173,302	427,028	26,841	3,406,333	3,090,365	2,789,435

Accumulated amortization -
Balance at January 1	231,552	55,900	111,653	2,739	13,187	1,305,603	–	26,841	1,747,475	1,464,894	1,242,843
Amortization of the year	27,411	–	11,574	5,363	3,516	211,120	–	–	258,984	241,080	224,216
Disposals and others	(1,383)	(55,900)	(2,802)	(1,030)	–	(3,383)	–	–	(64,498)	41,501	(2,165)
Balance at December 31	257,580	–	120,425	7,072	16,703	1,513,340	–	26,841	1,941,961	1,747,475	1,464,894

Net carrying amount	146,027	–	138,503	88,455	4,397	659,962	427,028	–	1,464,372	1,342,890	1,324,541

Disclosure of detailed information about client relationships intangible assets [text block]
This item consists of the following:

	2018	2017
	S/(000)	S/(000)

Prima AFP - AFP Unión Vida	94,670	107,018
Mibanco	27,065	39,093
Credicorp Capital Holding Chile - Inversiones IMT	22,776	26,206
Mibanco - Edyficar Perú	1,516	3,336
Net carrying amount	146,027	175,653

Disclosure of detailed information about brand intangible assets [text block]	This item consists of the following:
	2018	2017
	S/(000)	S/(000)

Mibanco	138,268	145,095
Credicorp Capital Holding Chile - Inversiones IMT	235	5,351
Net carrying amount	138,503	150,446

Disclosure of detailed information about fund manager contract intangible assets [text block]
This item consists of the following:

	2018	2017
	S/(000)	S/(000)

Credicorp Capital Colombia	47,886	52,635
Credicorp Capital Holding Chile - Inversiones IMT	40,569	46,111
Net carrying amount	88,455	98,746

Disclosure of reconciliation of changes in goodwill [text block]
Goodwill acquired through business combinations has been allocated to each subsidiary or groups of them, which are also identified as a CGU for the purposes of impairment testing, as follows:

	2018	2017
	S/(000)	S/(000)
Mibanco - Edyficar Perú	273,694	273,694
Prima AFP - AFP Unión Vida	124,641	124,641
Credicorp Capital Colombia	74,391	77,746
Banco de Crédito del Perú	52,359	52,359
Pacífico Seguros	36,354	36,354
Atlantic Security Holding Corporation	29,795	29,795
Crediseguro Seguros Personales	96	96
Credicorp Capital Holding Chile - Inversiones IMT	–	41,290
Net carrying amount	591,330	635,975

Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [text block]
The following table summarizes the key assumptions used for the calculation of fair value less selling costs in 2018 and 2017:

	At December 31, 2018
Description	Terminal value growth rate	Discount rate
	%	%
Mibanco - Edyficar Perú	3.00	14.18
Prima AFP - AFP Unión Vida	1.00	10.73
Credicorp Capital Colombia	3.80	14.65
Banco de Crédito del Perú	5.00	11.15
Credicorp Capital Holding Chile - Inversiones IMT	5.25	13.68
Pacífico Seguros (*)	5.00	12.05 and 14.00
Atlantic Security Holding Corporation	2.00	10.07

(*)	As of December 31, 2018, corresponds to the discount rates used to determine the recoverable value for the general and life insurance business lines cash flows that comprise the merged entity in 2017 period, see Note 2(c).

	At December 31, 2017
Description	Terminal value growth rate	Discount rate
	%	%
Mibanco - Edyficar Perú	3.00	12.43
Prima AFP - AFP Unión Vida	1.00	9.41
Credicorp Capital Colombia	3.80	12.63
Banco de Crédito del Perú	5.00	11.46
Credicorp Capital Holding Chile - Inversiones IMT	5.25	11.72
Pacífico Seguros	5.00	11.24 and 12.38
Atlantic Security Holding Corporation	2.00	10.31